Cover	Oct. 19, 2022
Cover [Abstract]
Entity Registrant Name	TEGO CYBER INC.
Entity Central Index Key	0001815632
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Oct. 19, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	000-56370
Entity Tax Identification Number	84-2678167
Entity Address Address Line 1	8565 South Eastern Avenue
Entity Address Address Line 2	Suite 150
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89123
City Area Code	855
Local Phone Number	939-0100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K that was originally filed with the Securities and Exchange Commission (“SEC”) on September 27, 2022 (the “Original Filing”) to report, among other things, the determination made by of the Board of Directors of Tego Cyber Inc. (the “Company”) that the financial statements for the period sending March 31, 2022 should no longer be relied upon. This Amendment restates the Company’s position regarding the effect of the share-based compensation expense included in Original Filing. This Amendment does not amend or otherwise update any other information in the Original Filing. Accordingly, this Amendment should be read in conjunction with the Original Filing and with our other filings with the SEC made after the Original Filing.